LONG-TERM DEBT AND FINANCING ARRANGEMENTS (Tables)	12 Months Ended
Jan. 03, 2015
Debt Disclosure [Abstract]
Long-Term Debt and Financing Arrangements
Long-term debt and financing arrangements at January 3, 2015 and December 28, 2013 follow:

(Millions of Dollars)	Interest Rate	2014	2013
Notes payable due 2018 (junior subordinated)	2.25%	$345.0	$345.0
Notes payable due 2018 (junior subordinated)	4.25%	632.5	632.5
Notes payable due 2021	3.40%	403.9	382.2
Notes payable due 2022	2.90%	753.8	799.4
Notes payable due 2028	7.05%	166.0	147.7
Notes payable due 2040	5.20%	362.1	317.4
Notes payable due 2052 (junior subordinated)	5.75%	750.0	750.0
Notes payable due 2053 (junior subordinated)	5.75%	398.7	400.0
Other, payable in varying amounts through 2021	0.00% - 6.62%	33.7	35.1
Total long-term debt, including current maturities		$3,845.7	$3,809.3
Less: Current maturities of long-term debt		(5.9)	(9.9)
Long-term debt		$3,839.8	$3,799.4